UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: October 31, 2012

Item 1.	Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini International Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

October 31, 2012 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

October 31, 2012 (unaudited)

Security	Shares	Value
Common Stocks—99.1%
Consumer Discretionary—12.4%
AutoZone Inc (a)	12,800	$4,800,000
Best Buy Co Inc	316	4,806
Chipotle Mexican Grill Inc (a)	6,935	1,765,166
Coach Inc	70,233	3,936,560
DIRECTV (a)	260,400	13,309,044
Expedia Inc	36,400	2,153,060
Gannett Co Inc	141,000	2,382,900
Gap Inc/The	157,545	5,627,507
Garmin Ltd	129,100	4,904,509
Home Depot Inc/The	218	13,381
JC Penney Co Inc	236	5,666
Johnson Controls Inc	283	7,287
Lowe’s Cos Inc	364	11,786
Ltd Brands Inc	219	10,488
Macy’s Inc	48,700	1,854,009
Marriott International Inc/DE Cl A	230,900	8,423,232
McDonald’s Corp	101	8,767
NIKE Inc Cl B	94	8,590
O’Reilly Automotive Inc (a)	73,300	6,280,344
priceline.com Inc (a)	17,250	9,897,533
Ross Stores Inc	199,700	12,171,715
Scholastic Corp	316	10,425
Scripps Networks Interactive Inc Cl A	39,800	2,416,656
Staples Inc	666	7,669
Starbucks Corp	207	9,501
TJX Cos Inc	373,000	15,527,990
Target Corp	181	11,539
Tiffany & Co	152	9,609
Walt Disney Co/The	242	11,875

		95,581,614

Consumer Staples—11.4%
Avon Products Inc	374	5,793
Bunge Ltd	148	10,512
Campbell Soup Co	495,500	17,476,285
Coca-Cola Co/The	138,992	5,167,723
Coca-Cola Enterprises Inc	72,300	2,273,112
Colgate-Palmolive Co	18,200	1,910,272
Costco Wholesale Corp	120	11,812
Dean Foods Co (a)	644,500	10,853,380
Herbalife Ltd	175,900	9,032,465
Hershey Co/The	143	9,846
Hillshire Brands Co	257,900	6,707,979
JM Smucker Co/The	23,100	1,978,284
Kimberly-Clark Corp	57,841	4,826,831
Kraft Foods Group Inc (a)	223	10,142
Kroger Co/The	765,730	19,311,710
Mondelez International Inc Cl A	265	7,033
Monster Beverage Corp (a)	140,400	6,271,668

PepsiCo Inc	161	11,148
Procter & Gamble Co/The	155	10,732
Saputo Inc	46,800	2,052,270
Whole Foods Market Inc	124	11,747

		87,950,744

Energy—8.9%
ARC Resources Ltd	78,300	1,899,725
Anadarko Petroleum Corp	115	7,913
Apache Corp	265,491	21,969,380
Cie Generale de Geophysique - Veritas ADR (a)	73,300	2,380,784
Concho Resources Inc (a)	149,600	12,883,552
Devon Energy Corp	34,635	2,016,103
Energen Corp	187	8,724
Ensco PLC Cl A	50,800	2,937,256
National Oilwell Varco Inc	205,920	15,176,304
Pioneer Natural Resources Co	88	9,297
Plains Exploration & Production Co (a)	199,100	7,099,906
QEP Resources Inc	67,800	1,966,200
Southwestern Energy Co (a)	287	9,959

		68,365,103

Financials—14.6%
American Capital Agency Corp	463,900	15,317,978
American Express Co	191	10,690
Annaly Capital Management Inc	898,700	14,505,018
BB&T Corp	95,300	2,758,935
Discover Financial Services	448,300	18,380,300
Fifth Third Bancorp	980,500	14,246,665
JPMorgan Chase & Co	203,237	8,470,918
Kimco Realty Corp	258,300	5,042,016
NYSE Euronext	343	8,493
ORIX Corp ADR	169,800	8,719,230
PNC Financial Services Group Inc	78,300	4,556,277
Principal Financial Group Inc	55,800	1,536,732
Reinsurance Group of America Inc	92,300	4,884,516
SunTrust Banks Inc	325,900	8,864,480
Torchmark Corp	91,400	4,623,926
US Bancorp	346	11,491

		111,937,665

Health Care—12.0%
Amgen Inc	208,658	18,058,306
Becton Dickinson and Co	128	9,687
Biogen Idec Inc (a)	75,500	10,435,610
Bristol-Myers Squibb Co	525,900	17,486,175
Celgene Corp (a)	200,600	14,707,992
Gilead Sciences Inc (a)	30,110	2,022,188
McKesson Corp	161,000	15,022,910
Mylan Inc/PA (a)	81,900	2,075,346
St Jude Medical Inc	180,700	6,913,582
Zimmer Holdings Inc	91,400	5,868,794

		92,600,590

Industrials—7.9%
3M Co	267,715	23,451,833
Copart Inc (a)	111,800	3,218,722
Cummins Inc	83	7,767

Dun & Bradstreet Corp/The	160,300	12,990,711
Equifax Inc	210,000	10,508,400
Flowserve Corp	43,100	5,839,619
Herman Miller Inc	422	8,183
Interface Inc	692	9,903
JetBlue Airways Corp (a)	1,688	8,930
RR Donnelley & Sons Co	147,429	1,477,239
Roper Industries Inc	31,000	3,384,270
Southwest Airlines Co	1,054	9,296
United Parcel Service Inc Cl B	131	9,596

		60,924,469

Information Technology—20.6%
Advanced Micro Devices Inc (a)	3,150	6,458
Apple Inc	82,690	49,208,818
Applied Materials Inc	762	8,077
CA Inc	363,300	8,181,516
Cisco Systems Inc	584,104	10,011,543
Dell Inc	560	5,169
EMC Corp/MA (a)	373	9,109
F5 Networks Inc (a)	18,700	1,542,376
First Solar Inc (a)	358	8,703
Google Inc Cl A (a)	15,216	10,343,380
Hewlett-Packard Co	340	4,709
Intel Corp	87,841	1,899,562
International Business Machines Corp	27,752	5,398,597
Mastercard Inc Cl A	26,800	12,352,924
Microsoft Corp	1,053,839	30,071,295
Motorola Solutions Inc	201	10,388
Oracle Corp	752,100	23,352,705
Power Integrations Inc	260	7,691
SunPower Corp (a)	1,124	4,844
Symantec Corp (a)	320,000	5,820,800
Texas Instruments Inc	300	8,427
Xerox Corp	1,209	7,786
Yahoo! Inc (a)	649	10,910

		158,275,787

Materials—2.2%
International Paper Co	302	10,821
MeadWestvaco Corp	329	9,768
Nucor Corp	230	9,230
PPG Industries Inc	25,900	3,032,372
Rexam PLC ADR	28,700	1,031,765
Sherwin-Williams Co/The	77,100	10,992,918
Valspar Corp	37,300	2,089,919

		17,176,793

Telecommunication Services—6.2%
AT&T Inc	145,635	5,037,515

Rogers Communications Inc Cl B	77,600	3,408,192
SK Telecom Co Ltd ADR	131,100	2,049,093
TELUS Corp	196,600	12,643,346
Telecom Corp of New Zealand Ltd ADR	254,900	2,485,275
Verizon Communications Inc	501,563	22,389,772

		48,013,193

Utilities—2.9%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	120,600	10,131,606
Integrys Energy Group Inc	185	9,997
NV Energy Inc	110,800	2,106,308
National Grid PLC ADR	179,700	10,244,697

		22,492,608

Total Investments—99.1% (Cost $636,895,642) (b)		763,318,566

Other Assets, less liabilities—0.9%		7,054,586

Net Assets—100.0%		$770,373,152

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $638,453,406. The aggregate gross unrealized appreciation is $136,350,875 and the aggregate gross unrealized depreciation is $11,485,715, resulting in net unrealized appreciation of $124,865,160.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini International Social Equity Fund

Portfolio of Investments

October 31, 2012 (unaudited)

Country Security	Industry	Shares	Value
Common Stock—96.5%
Australia—6.4%
AWE Ltd	Energy	400,901	552,900
CSL Ltd	Pharma, Biotech & Life Sciences	65,788	3,240,395
Dexus Property Group	Real Estate	703,052	718,094
Fairfax Media Ltd	Media	1,877,230	768,904
GPT Group	Real Estate	393,313	1,451,931
Insurance Australia Group Ltd	Insurance	49,013	233,282
National Australia Bank Ltd	Banks	8,813	235,685
Suncorp Group Ltd	Insurance	156,348	1,523,975
Westpac Banking Corp	Banks	22,839	604,151

			9,329,317

Austria—0.8%
Raiffeisen Bank International AG	Banks	29,952	1,197,344

			1,197,344

Belgium—0.5%
Belgacom SA	Telecommunication Services	19,565	571,695
KBC Groep NV	Banks	5,782	135,686

			707,381

Brazil—1.7%
Banco do Brasil SA	Banks	19,500	208,145
Cia de Saneamento Basico do Estado de Sao Paulo ADR	Utilities	20,400	1,713,804
Natura Cosmeticos SA	Household & Personal Products	23,200	618,811

			2,540,760

China—1.3%
Beijing Capital International Airport Co Ltd Cl H	Transportation	1,582,000	1,018,597
Byd Co Ltd Cl H (a)	Automobiles & Components	3,000	5,930
China Overseas Land & Investment Ltd	Real Estate	314,000	826,524

			1,851,051

Denmark—2.9%
H Lundbeck A/S	Pharma, Biotech & Life Sciences	22,864	397,973
Novo Nordisk A/S Cl B	Pharma, Biotech & Life Sciences	19,641	3,164,546
Pandora A/S	Consumer Durables & Apparel	43,355	688,366

			4,250,885

Finland—0.7%
Metso OYJ	Capital Goods	28,250	990,934

			990,934

France—7.4%
Accor SA	Consumer Services	6,283	195,966
AXA SA	Insurance	102,835	1,634,355
Cie Generale de Geophysique —Veritas (a)	Energy	15,241	497,880
Ciments Francais SA	Materials	3,925	238,788
Credit Agricole SA (a)	Banks	150,509	1,132,732
Etablissements Maurel et Prom	Energy	90,103	1,253,954
Lafarge SA	Materials	24,062	1,408,692
Sanofi	Pharma, Biotech & Life Sciences	25,591	2,248,967
SCOR SE	Insurance	35,513	947,505
Societe Generale SA (a)	Banks	29,938	951,415

Unibail-Rodamco SE	Real Estate	1,317	296,687

			10,806,941

Germany—8.9%
Adidas AG	Consumer Durables & Apparel	6,307	537,187
Continental AG	Automobiles & Components	23,301	2,334,858
Deutsche Post AG	Transportation	131,940	2,614,953
Generali Deutschland Holding AG	Insurance	2,793	234,885
Hannover Rueckversicherung AG	Insurance	9,185	645,917
Merck KGaA	Pharma, Biotech & Life Sciences	5,188	662,849
Muenchener Rueckversicherungs AG	Insurance	12,000	1,928,150
SAP AG	Software & Services	19,349	1,409,071
Suedzucker AG	Food & Beverage	66,916	2,592,188

			12,960,058

Hong Kong—4.0%
Great Eagle Holdings Ltd	Real Estate	73,019	216,229
Hongkong Land Holdings Ltd	Real Estate	150,000	952,500
Hysan Development Co Ltd	Real Estate	58,000	257,818
Link REIT/The	Real Estate	102,110	507,253
New World Development Co Ltd	Real Estate	525,000	811,543
Swire Pacific Ltd Cl A	Real Estate	53,000	630,867
Wharf Holdings Ltd	Real Estate	148,000	1,015,942
Wheelock & Co Ltd	Real Estate	325,471	1,429,963

			5,822,115

Indonesia—0.1%
Telekomunikasi Indonesia Persero Tbk PT	Telecommunication Services	168,000	170,536

			170,536

Ireland—0.5%
Irish Bank Resolution Corp Ltd (a)(c)	Banks	138,674	0
Smurfit Kappa Group PLC	Materials	60,293	664,085

			664,085

Italy—2.2%
Parmalat SpA	Food & Beverage	981,937	2,224,145
Tenaris SA	Energy	49,753	930,301

			3,154,446

Japan—17.1%
Aeon Co Ltd	Food & Staples Retailing	41,449	451,671
Amada Co Ltd	Capital Goods	23,000	116,539
Aoyama Trading Co Ltd	Retailing	44,786	883,617
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	23,184	1,150,063
Central Japan Railway Co	Transportation	32,500	2,793,382
Dai Nippon Printing Co Ltd	Commercial & Professional Services	187,000	1,321,844
Daicel Corp	Materials	395,000	2,367,134
Daiwa House Industry Co Ltd	Real Estate	54,000	816,790
Elpida Memory Inc (a)(c)	Semiconductors & Semiconductor Equipment	126,200	0
Fast Retailing Co Ltd	Retailing	48	10,677
FUJIFILM Holdings Corp	Technology Hardware & Equipment	131,023	2,206,393
Fukuoka Financial Group Inc	Banks	85,000	331,790
Honda Motor Co Ltd	Automobiles & Components	260	7,775
Konica Minolta Holdings Inc	Technology Hardware & Equipment	151,000	1,001,251
Mitsui Fudosan Co Ltd	Real Estate	17,000	343,063
Nippon Meat Packers Inc	Food & Beverage	89,000	1,102,340

Nissan Motor Co Ltd	Automobiles & Components	44,000	367,722
Nisshin Seifun Group Inc	Food & Beverage	27,500	343,019
Nitto Denko Corp	Materials	11,000	498,186
Nomura Holdings Inc	Diversified Financials	113,900	410,399
Nomura Research Institute Ltd	Software & Services	12,100	256,593
NTN Corp	Capital Goods	5,300	9,482
ORIX Corp	Diversified Financials	7,593	778,964
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	76,400	2,350,402
Seiko Epson Corp	Technology Hardware & Equipment	178,100	987,092
Seino Holdings Co Ltd	Transportation	103,693	596,757
Shionogi & Co Ltd	Pharma, Biotech & Life Sciences	36,800	609,573
Toppan Printing Co Ltd	Commercial & Professional Services	361,451	2,084,685
Toray Industries Inc	Materials	1,394	8,127
Toyo Seikan Kaisha Ltd	Materials	55,598	589,855

			24,795,185

Netherlands—4.8%
Aegon NV	Insurance	152,385	850,660
ASML Holding NV	Semiconductors & Semiconductor Equipment	22,339	1,228,795
Koninklijke Ahold NV	Food & Staples Retailing	189,783	2,415,680
Koninklijke Philips Electronics NV	Capital Goods	96,763	2,418,686

			6,913,821

New Zealand—1.0%
Telecom Corp of New Zealand Ltd	Telecommunication Services	704,306	1,392,519

			1,392,519

Norway—2.6%
Fred Olsen Energy ASA	Energy	25,355	1,187,957
TGS Nopec Geophysical Co ASA	Energy	74,279	2,523,952

			3,711,909

South Africa—1.4%
FirstRand Ltd	Diversified Financials	349,437	1,156,060
MTN Group Ltd	Telecommunication Services	40,133	721,261
RMB Holdings Ltd	Diversified Financials	44,814	195,963
Sanlam Ltd	Insurance	2,531	11,269

			2,084,553

South Korea—1.2%
KT Corp	Telecommunication Services	11,230	380,477
SK Innovation Co Ltd	Energy	7,097	1,044,442
SK Telecom Co Ltd	Telecommunication Services	1,846	259,822

			1,684,741

Spain—2.9%
Abertis Infraestructuras SA	Transportation	22,640	340,895
Banco Popular Espanol SA	Banks	482,476	752,106
Banco Santander SA	Banks	40,065	300,543
Banco Santander SA Rights (a)	Banks	19,676	3,876
Ferrovial SA	Capital Goods	147,885	2,088,760
Mapfre SA	Insurance	168,064	465,608
Sacyr Vallehermoso SA (a)	Capital Goods	157,653	312,967

			4,264,755

Sweden—2.7%
Atlas Copco AB Cl A	Capital Goods	440	10,815
Hennes & Mauritz AB Cl B	Retailing	277	9,372
Nordea Bank AB	Banks	122,005	1,107,816
Oriflame Cosmetics SA SDR	Household & Personal Products	4,498	124,052
Skandinaviska Enskilda Banken AB Cl A	Banks	157,377	1,304,478
SKF AB Cl B	Capital Goods	385	8,674
Swedbank AB Cl A	Banks	73,745	1,367,007

			3,932,214

Switzerland—5.5%
Aryzta AG	Food & Beverage	20,488	1,023,080
Cie Financiere Richemont SA CL A	Consumer Durables & Apparel	20,332	1,318,785
Novartis AG	Pharma, Biotech & Life Sciences	28,059	1,688,904
OC Oerlikon Corp AG	Capital Goods	94,525	951,138
Swiss Life Holding AG	Insurance	9,507	1,196,543
Swiss Re AG	Insurance	22,271	1,539,024
Swisscom AG	Telecommunication Services	482	200,264

			7,917,738

Taiwan—0.7%
HTC Corp	Technology Hardware & Equipment	131,000	946,205

			946,205

Turkey—1.1%
Turkiye Halk Bankasi AS	Banks	144,900	1,275,798
Turkiye Is Bankasi Cl C	Banks	91,334	310,469

			1,586,267

United Kingdom—18.1%
Berendsen PLC	Commercial & Professional Services	32,530	295,054
British Land Co PLC	Real Estate	16,715	142,319
BT Group PLC	Telecommunication Services	308,982	1,057,794
Bunzl PLC	Capital Goods	128,695	2,125,175
Cairn Energy PLC (a)	Energy	39,706	179,303
Hammerson PLC	Real Estate	170,946	1,299,350
InterContinental Hotels Group PLC	Consumer Services	69,413	1,710,966
Johnson Matthey PLC	Materials	70,977	2,571,676
Land Securities Group PLC	Real Estate	82,257	1,065,462
Marks & Spencer Group PLC	Retailing	1,781	11,300
Mondi PLC	Materials	164,182	1,803,927
National Grid PLC	Utilities	119,937	1,365,132
Next PLC	Retailing	43,822	2,517,577
Old Mutual PLC	Insurance	366,948	1,016,815
Persimmon PLC	Consumer Durables & Apparel	161,296	2,065,855
Rexam PLC	Materials	361,194	2,599,355
Standard Chartered PLC	Banks	20,939	493,694
Taylor Wimpey PLC	Consumer Durables & Apparel	2,556,096	2,516,098
Vodafone Group PLC	Telecommunication Services	535,406	1,451,267

			26,288,119

Total Common Stock (Cost $130,311,458)			139,963,879

Preferred Stock—2.4%
Brazil—0.5%
AES Tiete SA Pref	Utilities	62,300	707,958

			707,958

Germany—1.9%
Henkel AG & Co KGaA	Household & Personal Products	29,340	2,342,337
ProSiebenSat.1 Media AG Pref	Media	15,267	425,334

			2,767,671

Total Preferred Stock (Cost $2,584,026)			3,475,629

Total Investments—98.9% (Cost $132,895,484) (b)			143,439,508

Other Assets, less liabilities—1.1%			1,575,349

Net Assets—100.0%			$145,014,857

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $134,586,658. The aggregate gross unrealized appreciation is $16,623,073 and the aggregate gross unrealized depreciation is $7,770,223, resulting in net unrealized appreciation $8,852,850.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund's Board of Trustees.

ADR — American Depository Receipt

SDR — Swedish Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund (formerly, Domini European PacAsia Social Equity Fund), and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Social Bond Fund is included elsewhere in this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares and Class A shares. The Investor shares, Institutional shares and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R shares are not subject to distribution and service fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates. The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of October 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$95,581,614	$—	$—	$95,581,614
Consumer Staples	87,950,744	—	—	87,950,744
Energy	68,365,103	—	—	68,365,103
Financials	111,937,665	—	—	111,937,665
Health Care	92,600,590	—	—	92,600,590
Industrials	60,924,469	—	—	60,924,469
Information Technology	158,275,787	—	—	158,275,787
Materials	17,176,793	—	—	17,176,793
Telecommunication Services	48,013,193	—	—	48,013,193
Utilities	22,492,608	—	—	22,492,608

Total	$763,318,566	$—	$—	$763,318,566

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of October 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$15,950,954	$—	$—	$15,950,954
Consumer Staples	10,894,986	—	—	10,894,986
Energy	8,170,689	—	—	8,170,689
Financials	39,264,442	—	—	39,264,442
Health Care	15,513,673	—	—	15,513,673
Industrials	20,099,339	—	—	20,099,339
Information Technology	8,035,400	—	—	8,035,400
Materials	12,749,826	—	—	12,749,826
Telecommunication Services	6,205,634	—	—	6,205,634
Utilities	3,078,936	—	—	3,078,936
Preferred Stocks
Consumer Discretionary	425,334	—	—	425,334
Consumer Staples	2,342,337	—	—	2,342,337
Utilities	707,958			707,958

Total	$143,439,508	$—	$—	$143,439,508

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund
Investments in Securities
Balance as of July 31, 2012	$3,503
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,672)
Purchases	—
Sales	—
Transfers in and/or out of Level Three	(831)

Balance as of October 31, 2012	$—

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at October 31, 2012:	$(1,616)

Transfers out of Level 3 into Level 1 included securities valued at $831 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. There were no open contracts at October 31, 2012.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund, are usually declared and paid semiannually from net investment income. Dividends to shareholders of the Domini Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Domini Social Bond Fund

Portfolio of Investments

October 31, 2012 (unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations — 38.7%
Fannie Mae:
3.625%, 2/12/2013	4,000,000	4,038,912
Freddie Mac:
1.250%, 5/12/2017	23,815,000	24,338,025
1.750%, 9/10/2015 (d)	15,566,000	16,157,041
2.875%, 2/9/2015 (d)	8,835,000	9,340,963
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	28,187	28,355

Total U.S. Government Agency Obligations (Cost $53,305,257)		53,903,296

U.S. Government Agency Mortgage Securities — 32.8%
Fannie Mae:
FNR 2010 144 YB, 3.000%, 12/25/2025	1,724,000	1,864,664
FNR 2011 36 DB, 3.000%, 5/25/2026	1,797,000	1,925,768
FNR 2011 44 EB, 3.000%, 5/25/2026	825,000	884,405
FNR 2011 89 BT, 3.500%, 9/25/2026	500,000	537,734
FNR 2012 17 BC, 3.500%, 3/25/2027	368,000	403,285
190370, 6.000%, 6/1/2036	644,968	716,685
357829, 6.000%, 6/1/2035	364,137	400,010
464501, 5.450%, 2/1/2025	973,408	1,125,824
471235, 3.120%, 5/1/2022	1,288,222	1,399,489
735500, 5.500%, 5/1/2035	773,241	852,939
745327, 6.000%, 3/1/2036	1,601,589	1,790,938
827943, 5.000%, 5/1/2035	152,735	167,425
874332, 6.030%, 2/1/2022	1,084,937	1,275,887
888344, 5.000%, 10/1/2035	1,281,928	1,402,073
889529, 6.000%, 3/1/2038	523,440	590,641
975106, 5.500%, 6/1/2038	1,393,542	1,537,479
995082, 5.500%, 8/1/2037	482,975	533,359
AD0439, 6.000%, 7/1/2039	232,577	259,601
AE0115, 5.500%, 12/1/2035	2,612,405	2,883,888
AK4136, 2.500%, 8/1/2027	212,613	222,931
AM0061, 3.100%, 7/1/2024	996,224	1,062,097
AM0463, 2.720%, 9/1/2022	499,337	526,591
AP1221, 2.500%, 10/1/2027	247,000	258,794
AP4725, 3.000%, 8/1/2027	2,262,678	2,400,768
FNMA CONV, 2.500%, 12/1/2099 (c)	2,292,000	2,395,140

FNMA TBA, 3.000%, 12/1/2099 (c)	423,000	445,935
FNMA TBA, 2.500%, 12/1/2099 (c)	586,000	613,469
Freddie Mac:
1B8740, 2.427%, VR, 9/1/2041	315,013	329,290
A12413, 5.000%, 8/1/2033	140,907	153,988
E09006, 2.500%, 8/1/2027	80,769	84,537
FHR 3768 CB, 3.500%, 12/15/2025	343,000	372,248
FHR 3800 CB, 3.500%, 2/15/2026	383,000	419,021
FHR 3806 L, 3.500%, 2/15/2026	847,000	926,342
FHR 3829 BE, 3.500%, 3/15/2026	526,000	570,863
FHR 3950 YB, 3.000%, 11/15/2026	592,000	638,565
G01779, 5.000%, 4/1/2035	164,398	178,837
G01837, 5.000%, 7/1/2035	1,149,951	1,250,054
G02162, 5.500%, 5/1/2036	539,546	588,244
G02252, 5.500%, 7/1/2036	113,707	123,970
G02424, 5.500%, 12/1/2036	1,123,254	1,224,636
G04997, 5.000%, 1/1/2037	1,140,590	1,239,878
G05052, 5.000%, 10/1/2033	83,200	90,923
G05098, 6.000%, 12/1/2038	584,384	643,322
G06079, 6.000%, 7/1/2039	797,767	879,472
J18446, 3.000%, 3/1/2027	1,092,322	1,152,500
J19119, 2.500%, 5/1/2027	255,982	267,925
J19132, 3.000%, 5/1/2027	1,913,225	2,018,628
J20064, 2.500%, 8/1/2027	390,245	408,452
J20257, 3.000%, 8/1/2027 (c)	661,078	697,291
J20766, 2.500%, 10/1/2027	428,000	447,968
Z40004, 6.000%, 8/1/2036	170,958	187,986
FHLMC GOLD TBA, 2.500%, 12/1/2099 (c)	324,000	338,479
FHLMC GOLD TBA, 3.000%, 12/1/2099 (c)	253,000	265,294
Ginnie Mae CMO:
2003-78 C, 5.096%, VR, 2/16/2031	901,663	948,904
2006-9 B, 5.269%, VR, 3/16/2037	603,444	646,362

Total U.S. Government Agency Mortgage Securities (Cost $43,532,378)		45,571,798

Corporate Obligations — 19.5%
3M Company, 1.375%, 9/29/2016	1,000,000	1,025,533
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	706,450
American Express Credit, 2.375%, 3/24/2017	1,000,000	1,052,684
Analog Devices, 3.000%, 4/15/2016	333,000	357,270
AT&T Inc, 3.875%, 8/15/2021	400,000	456,256
AutoZone Inc., 3.700%, 4/15/2022	750,000	800,566
Becton Dickinson, 3.250%, 11/12/2020	500,000	541,811
Cisco Systems Inc., 5.500%, 2/22/2016	388,000	449,422

Clorox Company, 3.050%, 9/15/2022	750,000	777,825
Comcast Corporation, 4.950%, 6/15/2016	600,000	682,928
Deere & Company, 2.600%, 6/8/2022	1,000,000	1,034,385
Digital Realty Trust LP, 5.875%, 2/1/2020	1,000,000	1,165,180
eBay Inc., 2.600%, 7/15/2022	1,000,000	1,023,540
ENSCO Plc, 4.700%, 3/15/2021	1,364,000	1,573,425
FISERV INC, 4.750%, 6/15/2021	1,000,000	1,117,342
IBM Corp, 5.700%, 9/14/2017	700,000	854,141
Illinois Tool Works, Inc., 6.250%, 4/1/2019	700,000	877,488
Intel Corp, 1.950%, 10/1/2016	1,000,000	1,045,705
John Deere Capital Corporation, 1.250%, 12/2/2014	1,000,000	1,015,254
Juniper Networks Inc., 3.100%, 3/15/2016	128,000	133,444
Kellogg Co., 4.250%, 3/6/2013	700,000	708,896
Kroger Co., 7.500%, 1/15/2014	700,000	754,664
NASDAQ OMX Group, 5.550%, 1/15/2020	542,000	591,878
Northern Trust Company, 5.200%, 11/9/2012	700,000	700,384
Oracle Corp., 5.750%, 4/15/2018	134,000	165,165
PACCAR Financial Corp, 1.550%, 9/29/2014	1,000,000	1,019,065
Praxair Inc., 4.625%, 3/30/2015	647,000	707,317
SBA Tower Trust, 144A, 2.933%, 12/15/2017 (e)	320,000	330,173
SBC Communications, 5.100%, 9/15/2014	600,000	650,593
TD Ameritrade Holding Co, 5.600%, 12/1/2019	700,000	821,466
Thermo Fisher Scientific, 2.250%, 8/15/2016	1,000,000	1,042,054
United Parcel Service, 3.125%, 1/15/2021	500,000	543,850
Verizon Communications, 5.550%, 2/15/2016	700,000	806,364
Watson Pharmaceuticals, 3.250%, 10/1/2022	700,000	722,835
Xerox Corporation, 6.350%, 5/15/2018	700,000	821,349

Total Corporate Obligations (Cost $24,905,591)		27,076,702

Corporate Mortgage Securities — 0.5%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (f)	678,065	685,421

Total Corporate Mortgage Securities (Cost $678,065)		685,421

Certificates of Deposit — 2.3%
BANK2, 0.500%, 11/3/2012 (a)	250,000	250,000
Central Bank of Kansas City, 0.400%, 5/30/2013 (a)	250,000	250,000
City First Bank of D.C., 0.700%, 2/5/2013 (a)	250,000	250,000
Community Capital Bank of Virginia, 0.500%, 2/4/2013 (a)	250,000	250,000
Community Commerce Bank, 0.300%, 6/1/2013 (a)	250,000	250,000
Communitywide Federal Credit Union, 0.850%, 1/29/2013 (a)	250,000	250,000
Eastern Bank, 0.150%, 12/20/2012 (a)	250,000	250,000
Hope Federal Credit Union, 0.900%, 2/4/2013 (a)	250,000	250,000

Liberty Bank and Trust Co., 0.810%, 12/4/2012 (a)	200,000	200,000
Promerica Bank, 0.500%, 2/8/2013 (a)	250,000	250,000
Self-Help Federal Credit Union, 1.050%, 12/27/2012 (a)	250,000	250,000
Self-Help Credit Union, 1.050%, 12/12/2012 (a)	250,000	250,000
Southern Bancorp, 0.250%, 6/20/2013 (a)	250,000	250,000

Total Certificates of Deposit (Cost $3,200,000)		3,200,000

Cash Equivalents — 0.5%
Communitywide Federal Credit Union, 0.200%, 2/15/2013 (a)	100,000	100,000
Money Market Demand Accounts:
Latino Community Credit Union, 0.200%, 11/16/2012 (a)	251,227	251,227
Opportunities Credit Union, 0.300%, 11/16/2012 (a)	250,273	250,273
Self-Help Money Market Demand, 0.680%, 11/16/2012 (a)	101,782	101,782
Southern Bancorp Money Market, 0.470%, 11/16/2012 (a)	100,662	100,662

Total Cash Equivalents (Cost $803,944)		803,944

Total Investments — 94.3% (Cost $126,425,235) (b)		131,241,161

Other Assets, less liabilities — 5.7%		7,866,317

Net Assets — 100.0%		$139,107,478

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(b)	The aggregate cost for book and federal income purposes is the same. The aggregate gross unrealized appreciation is $4,862,813, and the aggregate gross unrealized depreciation is $46,887, resulting in net unrealized appreciation of $4,815,926.
(c)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(d)	A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.
(e)	This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.
(f)	This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.

CMO — Collateralized Mortgage Obligation

VR — Variable interest rate. Rate shown is that on October 31, 2012.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor.

Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency Obligations	$—	$53,903,296	$—	$53,903,296
U.S. Government Agency Mortgage Securities	—	45,571,798	—	45,571,798
Corporate Obligations	—	27,076,702	—	27,076,702
Corporate Mortgage Securities	—	685,421	—	685,421
Certificates of Deposit	—	3,200,000	—	3,200,000
Cash Equivalents	—	803,944	—	803,944

Total	$—	$131,241,161	$—	$131,241,161

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2012	$198,075
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5,586
Purchases	1,723,623
Sales	—
Transfers in and/or out of Level Three	(1,927,284)

Balance as of October 31, 2012	$—

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at October 31, 2012	$—

Transfers out of Level 3 into Level 2 included securities valued at $1,927,284 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders. The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(F) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(G) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy Domini Thornton
Amy Domini Thornton
President

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy Domini Thornton
Amy Domini Thornton
President (Principal Executive Officer)

Date:	December 28, 2012

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date:	December 28, 2012